Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash (used in) provided by operating activities	$ (508,820)	$ 5,780,974	$ 1,412,346
Net cash used in financing activities	(3,641,025)	(2,554,508)	(404,150)
Effect of exchange rate changes on cash	(52,031)	(8,145)	(79,450)
Net (decrease) increase in cash and cash equivalents	(4,201,876)	3,218,321	928,746
Cash and cash equivalents and restricted cash at the beginning of the year	4,262,968	1,044,647	115,901
Cash and cash equivalents and restricted cash at the end of the year	$ 61,092	$ 4,262,968	$ 1,044,647